Allowance for doubtful accounts (Tables)	12 Months Ended
Mar. 31, 2012
Allowance for Doubtful Accounts

An analysis of activity within the allowance for doubtful accounts for the years ended March 31, 2010, 2011 and 2012 is as follows:

	Yen in millions
	2010	2011	2012
Allowance for doubtful accounts at April 1	¥2,311	¥1,830	¥1,013
Provision for doubtful accounts, net of reversal	31	26	30
Write-offs	(492)	(912)	(30)
Translation adjustment and other	(20)	69	(11)

Allowance for doubtful accounts at March 31	¥1,830	¥1,013	¥1,002